Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
The Company leases office, warehouse and manufacturing space and certain equipment under non-cancelable operating lease agreements that generally require us to pay maintenance, insurance, taxes and other expenses in addition to annual rental fees. Our leases have remaining lease terms of one year to eighteen years, some of which include options to extend the leases for up to five years, and some of which include options to terminate the leases within one year.
The components of lease expense are as follows:

	Twelve Months Ended December 31,
	2024	2023

Operating lease cost	$10,289	$9,225
Finance lease cost:
Amortization of right-of-use assets	92	150
Interest on lease liabilities	9	14
Finance lease cost	$101	$164
Short-term lease cost [1]	4,423	6,168
Total lease expense	$14,813	$15,557
__________________
(1)Includes variable lease costs, which are not significant.
Supplemental cash flow information related to leases is as follows:

	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,797	$8,843
Financing cash flows from finance leases	$107	$154
Supplemental balance sheet information related to leases is as follows:

	Balance Sheet Location	December 31, 2024	December 31, 2023
Operating Leases
Right-of-use assets, net	Operating lease right-of-use asset, net	$29,931	$31,165

Current liabilities	Current operating lease liabilities	8,033	7,502
Non-current liabilities	Long-term operating lease liabilities	22,795	24,417
Total operating lease liabilities		$30,828	$31,919

Finance Leases
Right-of-use assets, net	Other assets	$97	$205

Current liabilities	Accrued liabilities and other	57	108
Non-current liabilities	Other long-term liabilities	37	107
Total finance lease liabilities		$94	$215

Weighted Average Remaining Lease Term
Operating leases		6.7 years	7.1 years
Finance leases		1.7 years	3.0 years
Weighted Average Discount Rate
Operating leases		12.7%	11.3%
Finance leases		8.6%	6.6%
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments. We utilize an incremental borrowing rate, which is reflective of the specific term of the leases and economic environment of each geographic region, and apply a portfolio approach for certain machinery and equipment that have consistent terms in a specific geographic region.
Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancelable leases, are as follows:

Year Ending December 31,	Operating	Financing	Total
2025	$11,184	$63	$11,247
2026	8,582	30	8,612
2027	5,461	8	5,469
2028	3,972	1	3,973
2029	3,051	—	3,051
Thereafter	14,904	—	14,904
Total lease payments	$47,154	$102	$47,256
Less: Imputed interest	(16,326)	(8)	(16,334)
Present value of lease liabilities	$30,828	$94	$30,922
As of December 31, 2024, the Company had an additional lease that had not commenced which will create approximately $7 million of additional right-of-use assets in the first quarter of 2025.

Leases	Leases
The Company leases office, warehouse and manufacturing space and certain equipment under non-cancelable operating lease agreements that generally require us to pay maintenance, insurance, taxes and other expenses in addition to annual rental fees. Our leases have remaining lease terms of one year to eighteen years, some of which include options to extend the leases for up to five years, and some of which include options to terminate the leases within one year.
The components of lease expense are as follows:

	Twelve Months Ended December 31,
	2024	2023

Operating lease cost	$10,289	$9,225
Finance lease cost:
Amortization of right-of-use assets	92	150
Interest on lease liabilities	9	14
Finance lease cost	$101	$164
Short-term lease cost [1]	4,423	6,168
Total lease expense	$14,813	$15,557
__________________
(1)Includes variable lease costs, which are not significant.
Supplemental cash flow information related to leases is as follows:

	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,797	$8,843
Financing cash flows from finance leases	$107	$154
Supplemental balance sheet information related to leases is as follows:

	Balance Sheet Location	December 31, 2024	December 31, 2023
Operating Leases
Right-of-use assets, net	Operating lease right-of-use asset, net	$29,931	$31,165

Current liabilities	Current operating lease liabilities	8,033	7,502
Non-current liabilities	Long-term operating lease liabilities	22,795	24,417
Total operating lease liabilities		$30,828	$31,919

Finance Leases
Right-of-use assets, net	Other assets	$97	$205

Current liabilities	Accrued liabilities and other	57	108
Non-current liabilities	Other long-term liabilities	37	107
Total finance lease liabilities		$94	$215

Weighted Average Remaining Lease Term
Operating leases		6.7 years	7.1 years
Finance leases		1.7 years	3.0 years
Weighted Average Discount Rate
Operating leases		12.7%	11.3%
Finance leases		8.6%	6.6%
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments. We utilize an incremental borrowing rate, which is reflective of the specific term of the leases and economic environment of each geographic region, and apply a portfolio approach for certain machinery and equipment that have consistent terms in a specific geographic region.
Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancelable leases, are as follows:

Year Ending December 31,	Operating	Financing	Total
2025	$11,184	$63	$11,247
2026	8,582	30	8,612
2027	5,461	8	5,469
2028	3,972	1	3,973
2029	3,051	—	3,051
Thereafter	14,904	—	14,904
Total lease payments	$47,154	$102	$47,256
Less: Imputed interest	(16,326)	(8)	(16,334)
Present value of lease liabilities	$30,828	$94	$30,922
As of December 31, 2024, the Company had an additional lease that had not commenced which will create approximately $7 million of additional right-of-use assets in the first quarter of 2025.